Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash Flow from Operating Activities
Net loss		$ (794,889)	$ (49,222)	$ (334,788)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance cost			6,600	14,521
Amortization of deferred rent expense		105,315		104,565
Common stock issued for services		4,836
Non-cash interest expense				50,000
Changes in operating assets and liabilities:
Prepaid expenses/assets		(629,663)		(5,500)
Deposits	(25,000)	3,750		(17,383)
Accounts payable and accrued liabilities		(66,132)	7,143	66,132
Customer deposits		386,416
Net cash used in operating activities	(25,000)	(990,367)	(35,479)	(122,453)
Cash Flows from Investing Activities:
Purchase of growth license			(300,000)	(300,000)
Purchase of property, equipment, and building improvements				(17,535)
Payments for leasehold improvements		(360,701)
Net cash used in investing activities		(360,701)	(300,000)	(317,535)
Cash Flows from Financing Activities
Capital contribution	25,000
Distribution				(25,000)
Proceeds from issuance of common stock		471,501		2,243,372
Proceeds from common stock to be issued		200,000		400,000
Proceeds from notes payable			335,479	350,000
Payment of debt issuance costs				(14,521)
Repayment of convertible note due to related party		(900,000)
Net cash provided by (used in) financing activities	25,000	(228,499)	335,479	2,953,851
Net increase (decrease) in cash		(1,579,567)		2,513,863
Cash, beginning of period/year		2,513,863
Cash, end of period/year		$ 934,296		2,513,863
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Net liabilities incurred in connection with reverse merger				$ (503,666)